CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Allowance on accounts receivable	$ 0	$ 0	$ 75,000
Preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	5,667,469	1,662,601	13,755
Common stock, shares outstanding		1,662,601	13,755
Series A Preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B Preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0